UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04700

                                      The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                      Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2013

Portfolio Management Team

Mario J. Gabelli, CFA	Zahid Siddique

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 14.4%, compared with total returns of 10.6% and 12.0% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 18.8%. The Fund’s NAV per share was $6.26, while the price of the publicly traded shares closed at $6.48 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	14.35%	21.56%	7.57%	13.37%	10.06%	10.64%	10.88%
Investment Total Return (c)	18.78	24.33	6.76	11.25	9.87	11.37	10.68
S&P 500 Index	10.61	13.96	5.81	8.53	8.53	9.91	9.60	(d)
Dow Jones Industrial Average	11.99	13.33	6.47	8.94	10.02	11.12	10.84	(d)
Nasdaq Composite Index	8.51	7.38	8.69	10.29	8.08	9.05	8.39	(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2013 (Unaudited)

	Shares	Ownership at March 31, 2013
NET PURCHASES
Common Stocks
Actavis Inc.(a)	12,000	12,000
Avon Products Inc.	10,000	105,000
Blyth Inc.	13,000	38,000
Cable & Wireless Communications plc	850,000	850,000
CIT Group Inc.	5,000	15,000
Citigroup Inc.	8,000	115,000
CNH Global NV	4,000	14,000
Crimson Wine Group Ltd.(b)	16,500	16,500
Crocs Inc.	20,000	20,000
Discovery Communications Inc., Cl. A	9,000	89,000
Endo Health Solutions Inc.	21,000	33,000
Ferro Corp.	10,000	420,000
Franklin Electric Co. Inc.(c)	22,000	44,000
H.J. Heinz Co.	20,000	40,000
Hillshire Brands Co.	21,000	161,000
Hospira Inc.	5,000	35,000
Interactive Brokers Group Inc., Cl. A	3,000	40,000
Jarden Corp.(d)	2,000	6,000
J.C. Penney Co. Inc.	10,000	10,000
JPMorgan Chase & Co.	10,000	59,088
Kinnevik Investment AB, Cl. A	5,000	35,000
Liberty Media Corp.(e)	87,000	87,000
Mandarin Oriental International Ltd.	50,000	3,650,000
Mueller Industries Inc.	1,000	22,000
Niko Resources Ltd., Toronto	500	1,000
Nobility Homes Inc.	5,000	15,000
Rexnord Corp.	40,000	40,000
Starz - Liberty Capital(e)	90,000	90,000
Superior Industries International Inc.	5,000	70,000
Teva Pharmaceutical Industries Ltd., ADR	5,000	15,000
The New Germany Fund Inc.	2,694	75,175
The Western Union Co.	50,000	50,000
Tootsie Roll Industries Inc.(f)	4,048	138,978
VeriFone Systems Inc.	20,000	20,000
Vodafone Group plc, ADR	5,000	70,000
Zoetis Inc.	16,000	16,000

NET SALES
Common Stocks
ABB Ltd., ADR	(2,000)	16,000
Abbott Laboratories	(10,000)	-
Abercrombie & Fitch Co., Cl. A	(3,000)	4,000
AMETEK Inc.	(1,000)	470,000
Beam Inc.	(2,000)	107,000

	Shares	Ownership at March 31, 2013
Bel Fuse Inc., Cl. A	(500)	18,000
Biogen Idec Inc.	(1,000)	30,000
CH Energy Group Inc.	(10,000)	45,000
Cincinnati Bell Inc.	(20,000)	600,000
CLARCOR Inc.	(2,000)	120,000
CMS Energy Corp.	(1,000)	28,000
Coldwater Creek Inc.	(5,000)	-
Comcast Corp. Cl. A, Special	(9,000)	78,000
Constellation Brands Inc., Cl. A	(14,000)	40,000
Crane Co.	(3,000)	204,000
Curtiss-Wright Corp.	(4,000)	316,000
Deere & Co.	(3,000)	373,000
Deutsche Bank AG	(2,000)	18,000
Deutsche Telekom AG, ADR	(10,000)	120,000
Diageo plc, ADR	(1,000)	198,000
DIRECTV	(30,000)	430,000
Discovery Communications Inc., Cl. C	(3,000)	79,000
DreamWorks Animation SKG Inc., Cl. A	(500)	-
Eaton Corp. plc	(4,787)	143,973
Emerson Electric Co.	(19,000)	20,000
Flowers Foods Inc.	(2,000)	63,000
Ford Motor Co.	(5,000)	25,000
Fortune Brands Home & Security Inc.	(5,000)	116,000
Gardner Denver Inc.	(3,000)	12,000
GATX Corp.	(1,000)	138,000
Genuine Parts Co.	(11,000)	245,000
Greif Inc., Cl. A	(2,000)	152,000
Grupo Televisa SAB, ADR	(10,000)	635,000
Hanesbrands Inc.	(3,000)	52,000
Honeywell International Inc.	(4,000)	385,000
Huntsman Corp.	(3,000)	20,000
IDEX Corp.	(1,000)	284,000
Il Sole 24 Ore SpA	(20,000)	100,000
Ingredion Inc.	(4,000)	21,000
InterXion Holding NV	(1,000)	27,000
ITO EN Ltd.	(5,000)	105,000
Janus Capital Group Inc.	(5,000)	297,000
Johnson Controls Inc.	(4,000)	143,000
Ladbrokes plc	(260,000)	1,070,000
Landauer Inc.	(1,000)	88,000
Las Vegas Sands Corp.	(3,000)	51,000
Leucadia National Corp.	(14,000)	122,000
Liberty Global Inc., Cl. A	(4,000)	80,000
Liberty Global Inc., Cl. C	(4,000)	80,000
Liberty Media Corp. - Liberty Capital, Cl. A(e)	(78,000)	-
Marathon Oil Corp.	(2,000)	10,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2013 (Unaudited)

	Shares	Ownership at March 31, 2013
MasterCard Inc., Cl. A	(500)	36,000
Meredith Corp.	(6,000)	104,000
MGM Resorts International	(5,000)	25,000
Modine Manufacturing Co.	(5,000)	225,000
Monster Worldwide Inc.	(9,000)	10,000
News Corp., Cl. A	(20,000)	610,000
Northeast Utilities	(8,000)	52,000
Northrop Grumman Corp.	(5,000)	20,000
NRG Energy Inc.	(1,824)	-
OMNOVA Solutions Inc.	(7,000)	253,000
Park-Ohio Holdings Corp.	(500)	94,500
Phillips 66	(18,000)	82,000
Precision Castparts Corp.	(500)	85,500
Ralcorp Holdings Inc.(g)	(70,500)	-
Regal Entertainment Group, Cl. A	(6,000)	-
Regeneron Pharmaceuticals Inc.	(1,000)	2,000
Rollins Inc.	(14,000)	1,323,000
RPC Inc.	(4,000)	28,000
Ryman Hospitality Properties Inc.	(9,784)	186,000
Sealed Air Corp.	(1,000)	13,000
Skyline Corp.	(1,000)	33,000
Smiths Group plc	(10,000)	20,000
Sprint Nextel Corp.	(50,000)	700,000
Standard Motor Products Inc.	(14,338)	137,662
Sunrise Senior Living Inc.(h)	(100,000)	-
Tenaris SA, ADR	(4,000)	56,000
The ADT Corp.	(2,000)	110,500
The Boeing Co.	(20,000)	120,000
The Central Europe and Russia Fund Inc.(i)	(4,029)	95,971
The Madison Square Garden Co., Cl. A	(19,000)	307,000
The McGraw-Hill Companies Inc.	(4,000)	112,000
Tiffany & Co.	(1,000)	4,000
Time Warner Inc.	(6,000)	200,000
Tredegar Corp.	(5,000)	10,000

	Shares	Ownership at March 31, 2013
Trinity Industries Inc.	(7,000)	30,000
TripAdvisor Inc.	(2,000)	15,000
True Religion Apparel Inc.	(30,000)	55,000
Tyson Foods Inc., Cl. A	(2,000)	65,000
United States Cellular Corp.	(3,000)	115,000
Verizon Communications Inc.	(2,000)	143,000
Viacom Inc., Cl. A	(500)	289,500
Waddell & Reed Financial Inc., Cl. A	(6,000)	52,000
Walgreen Co.	(2,000)	64,000
Watson Pharmaceuticals Inc.(a)	(12,000)	-
Watts Water Technologies Inc., Cl. A	(2,000)	148,000
Westar Energy Inc.	(5,000)	195,000
Yahoo! Inc.	(35,000)	320,000

Warrants
Kinder Morgan Inc., expire 05/25/17	(4,800)	136,000

(a)	Name change from Watson Pharmaceuticals Inc. to Actavis Inc.
(b)	Spin-off - 0.1 shares of Crimson Wine Group Ltd. for every 1 share of Leucadia National Corp. held. 2,900 shares were purchased after spin-off.
(c)	Stock Split - 2 shares for every 1 share held.
(d)	Stock Split - 3 shares for every 2 shares held.
(e)

Spin-off - 1 share of Starz - Liberty Capital plus 1 share of Liberty MediaCorp. for every 1 share of Liberty Media Corp. - Liberty Capital, Cl. A held.15,000 shares of Liberty Media Corp. - Liberty Capital, Cl. A were purchased before spin-off. 6,000 shares of Liberty Media Corp. and 3,000 shares of Starz - Liberty Capital were sold after spin-off.

(f)	Stock Dividend - 0.03 shares for every 1 share held.
(g)	Tender Offer - $90.00 for every 1 share held.
(h)	Tender Offer - $12.40 plus $2.10 special cash dividend for every 1 share held.
(i)	Tender Offer - 7,076 shares were tendered at $36.82 per share. 3,047 shares were purchased before tender offer.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Food and Beverage — 12.4%
107,000	Beam Inc.(a)	$6,798,780
52,500	Brown-Forman Corp., Cl. A	3,864,000
9,375	Brown-Forman Corp., Cl. B	669,375
75,000	Campbell Soup Co.	3,402,000
15,000	Coca-Cola Enterprises Inc.	553,800
40,000	Constellation Brands Inc., Cl. A†	1,905,600
16,500	Crimson Wine Group Ltd.†	153,450
222,000	Danone SA	15,446,547
599,000	Davide Campari - Milano SpA	4,660,732
670,000	DE Master Blenders 1753 NV†	10,349,049
70,000	Dean Foods Co.†	1,269,100
198,000	Diageo plc, ADR	24,916,320
40,000	Dole Food Co. Inc.†	436,000
100,000	Dr Pepper Snapple Group Inc.	4,695,000
63,000	Flowers Foods Inc.	2,075,220
83,000	Fomento Economico Mexicano SAB de CV, ADR	9,420,500
40,000	General Mills Inc.	1,972,400
2,000,000	Grupo Bimbo SAB de CV, Cl. A	6,394,391
40,000	H.J. Heinz Co.	2,890,800
44,000	Heineken NV	3,316,413
161,000	Hillshire Brands Co.	5,659,150
21,000	Ingredion Inc.	1,518,720
105,000	ITO EN Ltd.	2,532,002
15,000	Kellogg Co.	966,450
64,000	Kerry Group plc, Cl. A	3,814,388
53,333	Kraft Foods Group Inc.	2,748,249
11,500	LVMH Moet Hennessy Louis Vuitton SA	1,973,863
220,000	Mondelez International Inc., Cl. A	6,734,200
70,000	Morinaga Milk Industry Co. Ltd.	215,648
26,000	Nestlé SA	1,880,228
210,000	PepsiCo Inc.	16,613,100
46,000	Pernod-Ricard SA	5,732,016
37,000	Post Holdings Inc.†	1,588,410
40,673	Remy Cointreau SA	4,700,658
130,000	The Coca-Cola Co.	5,257,200
20,000	The Hain Celestial Group Inc.†	1,221,600
2,000	The J.M. Smucker Co.	198,320
138,978	Tootsie Roll Industries Inc.	4,156,829
65,000	Tyson Foods Inc., Cl. A	1,613,300
350,000	Yakult Honsha Co. Ltd.	14,091,464

		188,405,272

	Cable and Satellite — 8.2%
282,000	AMC Networks Inc., Cl. A†	17,816,760
1,170,000	Cablevision Systems Corp., Cl. A	17,503,200
78,000	Comcast Corp., Cl. A, Special	3,090,360
430,000	DIRECTV†	24,342,300
100,000	DISH Network Corp., Cl. A	3,790,000
30,740	EchoStar Corp., Cl. A†	1,197,938
80,000	Liberty Global Inc., Cl. A†	5,872,000

Shares		Market Value
80,000	Liberty Global Inc., Cl. C†	$5,490,400
481,690	Rogers Communications Inc., Cl. B, New York	24,595,091
19,310	Rogers Communications Inc., Cl. B, Toronto	986,362
118,000	Scripps Networks Interactive Inc., Cl. A	7,592,120
154,000	Shaw Communications Inc., Cl. B, New York	3,806,880
40,000	Shaw Communications Inc., Cl. B, Toronto	990,697
67,000	Time Warner Cable Inc.	6,436,020

		123,510,128

	Financial Services — 7.9%
459,000	American Express Co.(a)	30,964,140
14,000	Argo Group International Holdings Ltd.	579,320
13,000	Artio Global Investors Inc.	35,360
72,000	Banco Santander SA, ADR	490,320
128	Berkshire Hathaway Inc., Cl. A†	20,003,840
10,000	Calamos Asset Management Inc., Cl. A	117,700
15,000	CIT Group Inc.†	652,200
115,000	Citigroup Inc.	5,087,600
18,000	Deutsche Bank AG	704,160
10,000	Fortress Investment Group LLC, Cl. A	64,000
24,000	H&R Block Inc.	706,080
40,000	Interactive Brokers Group Inc., Cl. A	596,400
297,000	Janus Capital Group Inc.	2,791,800
59,088	JPMorgan Chase & Co.	2,804,317
35,000	Kinnevik Investment AB, Cl. A	858,276
121,000	Legg Mason Inc.	3,890,150
122,000	Leucadia National Corp.	3,346,460
10,000	Loews Corp.	440,700
135,000	Marsh & McLennan Companies Inc.	5,125,950
11,000	Moody’s Corp.	586,520
22,000	Och-Ziff Capital Management Group LLC, Cl. A	205,700
120,000	State Street Corp.	7,090,800
20,000	SunTrust Banks Inc.	576,200
140,000	T. Rowe Price Group Inc.	10,481,800
200,000	The Bank of New York Mellon Corp.	5,598,000
40,000	The Charles Schwab Corp.	707,600
14,500	The Dun & Bradstreet Corp.	1,212,925
50,000	The Western Union Co.	752,000
52,000	Waddell & Reed Financial Inc., Cl. A	2,276,560
270,000	Wells Fargo & Co.	9,987,300
13,000	WR Berkley Corp.	576,810

		119,310,988

	Equipment and Supplies — 6.6%
470,000	AMETEK Inc.	20,379,200
3,500	Amphenol Corp., Cl. A	261,275
94,000	CIRCOR International Inc.	3,995,000
375,000	Donaldson Co. Inc.	13,571,250
98,000	Flowserve Corp.	16,435,580
44,000	Franklin Electric Co. Inc.	1,477,080
60,000	Gerber Scientific Inc., Escrow†(b)	600
95,000	GrafTech International Ltd.†	729,600
284,000	IDEX Corp.	15,171,280

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
40,000	Ingersoll-Rand plc	$2,200,400
178,000	Lufkin Industries Inc.	11,817,420
22,000	Mueller Industries Inc.	1,172,380
13,000	Sealed Air Corp.	313,430
56,000	Tenaris SA, ADR	2,283,680
15,000	The Greenbrier Companies Inc.†	340,650
4,000	The Manitowoc Co. Inc.	82,240
70,000	The Weir Group plc	2,406,972
148,000	Watts Water Technologies Inc., Cl. A	7,102,520

		99,740,557

	Diversified Industrial — 5.9%
3,000	Acuity Brands Inc.	208,050
152,000	Ampco-Pittsburgh Corp.	2,874,320
204,000	Crane Co.	11,395,440
143,973	Eaton Corp. plc	8,818,346
12,000	Gardner Denver Inc.	901,320
200,000	General Electric Co.	4,624,000
152,000	Greif Inc., Cl. A	8,150,240
15,000	Greif Inc., Cl. B	841,500
28,000	Griffon Corp.	333,760
385,000	Honeywell International Inc.	29,009,750
128,000	ITT Corp.	3,639,040
11,000	Jardine Strategic Holdings Ltd.	435,380
2,000	Kennametal Inc.	78,080
26,000	Material Sciences Corp.†	280,800
94,500	Park-Ohio Holdings Corp.†	3,130,785
44,318	Pentair Ltd.	2,337,774
40,000	Rexnord Corp.†	849,200
20,000	Smiths Group plc	381,991
15,000	Sulzer AG	2,562,941
10,000	Tredegar Corp.	294,400
30,000	Trinity Industries Inc.	1,359,900
203,000	Tyco International Ltd.	6,496,000

		89,003,017

	Entertainment — 5.8%
89,000	Discovery Communications Inc., Cl. A†	7,007,860
79,000	Discovery Communications Inc., Cl. C†	5,493,660
635,000	Grupo Televisa SAB, ADR	16,897,350
32,000	Societe d’Edition de Canal +	222,325
90,000	Starz - Liberty Capital†	1,993,500
307,000	The Madison Square Garden Co., Cl. A†	17,683,200
200,000	Time Warner Inc.	11,524,000
50,000	Tokyo Broadcasting System Holdings Inc.	770,170
90,000	Universal Entertainment Corp.	1,788,814
289,500	Viacom Inc., Cl. A	18,255,870
330,666	Vivendi SA	6,830,593

		88,467,342

Shares		Market Value
	Energy and Utilities — 5.8%
16,000	ABB Ltd., ADR	$364,160
32,000	Anadarko Petroleum Corp.	2,798,400
60,000	Apache Corp.	4,629,600
89,000	BP plc, ADR	3,769,150
45,000	CH Energy Group Inc.	2,942,550
28,000	CMS Energy Corp.	782,320
204,000	ConocoPhillips	12,260,400
22,000	CONSOL Energy Inc.	740,300
18,000	Duke Energy Corp.	1,306,620
236,000	El Paso Electric Co.	7,941,400
75,000	Exxon Mobil Corp.	6,758,250
140,000	GenOn Energy Inc., Escrow†(b)	0
198,000	Halliburton Co.	8,001,180
75,000	Kinder Morgan Inc.	2,901,000
10,000	Marathon Oil Corp.	337,200
6,000	Marathon Petroleum Corp.	537,600
5,000	National Fuel Gas Co.	306,750
22,000	NextEra Energy Inc.	1,708,960
2,000	Niko Resources Ltd., OTC	12,600
1,000	Niko Resources Ltd., Toronto	6,290
52,000	Northeast Utilities	2,259,920
38,000	Oceaneering International Inc.	2,523,580
82,000	Phillips 66	5,737,540
175,000	Rowan Companies plc, Cl. A†	6,188,000
28,000	RPC Inc.	424,760
5,000	SJW Corp.	132,500
20,000	Southwest Gas Corp.	949,200
120,000	Spectra Energy Corp.	3,690,000
60,000	The AES Corp.	754,200
9,000	Transocean Ltd.†	467,640
195,000	Westar Energy Inc.	6,470,100

		87,702,170

	Health Care — 4.3%
12,000	Actavis Inc.†	1,105,320
13,000	Allergan Inc.	1,451,190
36,000	Amgen Inc.	3,690,360
24,000	Baxter International Inc.	1,743,360
15,000	Becton, Dickinson and Co.	1,434,150
30,000	Biogen Idec Inc.†	5,787,300
330,000	Boston Scientific Corp.†	2,577,300
85,000	Bristol-Myers Squibb Co.	3,501,150
49,000	Covidien plc	3,324,160
33,000	Endo Health Solutions Inc.†	1,015,080
28,000	Henry Schein Inc.†	2,591,400
35,000	Hospira Inc.†	1,149,050
40,000	Johnson & Johnson	3,261,200
65,000	Life Technologies Corp.†	4,200,950
40,000	Mead Johnson Nutrition Co.	3,098,000
100,000	Merck & Co. Inc.	4,423,000
9,600	Nobel Biocare Holding AG	96,071

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
97,000	Novartis AG, ADR	$6,910,280
2,000	Regeneron Pharmaceuticals Inc.†	352,800
15,000	Teva Pharmaceutical Industries Ltd., ADR	595,200
94,000	UnitedHealth Group Inc.	5,377,740
4,000	Waters Corp.†	375,640
60,000	William Demant Holding A/S†	5,026,821
10,000	Zimmer Holdings Inc.	752,200
16,000	Zoetis Inc.†	534,400

		64,374,122

	Consumer Products — 3.8%
105,000	Avon Products Inc.	2,176,650
38,000	Blyth Inc.	659,680
16,500	Christian Dior SA	2,736,887
24,000	Church & Dwight Co. Inc.	1,551,120
20,000	Crocs Inc.†	296,400
94,000	Energizer Holdings Inc.	9,374,620
2,100	Givaudan SA	2,579,374
52,000	Hanesbrands Inc.†	2,369,120
28,000	Harley-Davidson Inc.	1,492,400
6,000	Jarden Corp.†	257,100
7,000	Mattel Inc.	306,530
11,683	National Presto Industries Inc.	940,482
10,000	Oil-Dri Corp. of America	272,300
55,000	Reckitt Benckiser Group plc	3,942,839
32,400	Svenska Cellulosa AB, Cl. B	835,289
835,000	Swedish Match AB	25,921,768
2,000	The Estee Lauder Companies Inc., Cl. A	128,060
55,000	True Religion Apparel Inc.	1,436,050

		57,276,669

	Automotive: Parts and Accessories — 3.6%
65,000	BorgWarner Inc.†	5,027,100
120,000	CLARCOR Inc.	6,285,600
215,000	Dana Holding Corp.	3,833,450
245,000	Genuine Parts Co.	19,110,000
143,000	Johnson Controls Inc.	5,015,010
225,000	Modine Manufacturing Co.†	2,047,500
85,000	O’Reilly Automotive Inc.†	8,716,750
137,662	Standard Motor Products Inc.	3,815,991
70,000	Superior Industries International Inc.	1,307,600

		55,159,001

	Telecommunications — 3.2%
65,000	BCE Inc.	3,034,850
1,000,000	BT Group plc, Cl. A	4,224,090
7,040,836	Cable & Wireless Jamaica Ltd.†(c)	13,654
600,000	Cincinnati Bell Inc.†	1,956,000
120,000	Deutsche Telekom AG, ADR	1,269,600
36,000	Hellenic Telecommunications Organization SA†	217,813

Shares		Market Value
15,000	Hellenic Telecommunications Organization SA, ADR†	$46,050
88,244	Koninklijke KPN NV	296,816
390,027	Oi SA, ADR	1,185,682
30,000	Oi SA, Cl. C, ADR	100,800
700,000	Sprint Nextel Corp.†	4,347,000
21,000	Telecom Argentina SA, ADR	304,710
565,000	Telecom Italia SpA	399,060
88,253	Telefonica Brasil SA, ADR	2,354,590
597,315	Telefonica SA, ADR	8,069,726
589,000	Telephone & Data Systems Inc.	12,410,230
15,000	TELUS Corp.	1,035,980
143,000	Verizon Communications Inc.	7,028,450

		48,295,101

	Consumer Services — 3.1%
70,000	IAC/InterActiveCorp.	3,127,600
200,000	Liberty Interactive Corp., Cl. A†	4,276,000
13,451	Liberty Ventures, Cl. A†	1,016,627
1,323,000	Rollins Inc.	32,479,650
110,500	The ADT Corp.	5,407,870
15,000	TripAdvisor Inc.†	787,800

		47,095,547

	Retail — 2.8%
4,000	Abercrombie & Fitch Co., Cl. A	184,800
71,000	AutoNation Inc.†	3,106,250
50,000	Burger King Worldwide Inc.	955,000
10,000	Coinstar Inc.†	584,200
40,000	Costco Wholesale Corp.	4,244,400
120,000	CVS Caremark Corp.	6,598,800
28,000	HSN Inc.	1,536,080
10,000	J.C. Penney Co. Inc.	151,100
373,000	Macy’s Inc.	15,606,320
36,000	Sally Beauty Holdings Inc.†	1,057,680
13,000	The Cheesecake Factory Inc.	501,930
4,000	Tiffany & Co.	278,160
64,000	Walgreen Co.	3,051,520
39,000	Wal-Mart Stores Inc.	2,918,370
21,000	Whole Foods Market Inc.	1,821,750

		42,596,360

	Machinery — 2.7%
15,000	Caterpillar Inc.	1,304,550
14,000	CNH Global NV	578,480
373,000	Deere & Co.(a)	32,070,540
267,000	Xylem Inc.	7,358,520

		41,312,090

	Publishing — 2.7%
100,000	Il Sole 24 Ore SpA†	63,772
130,000	Media General Inc., Cl. A†	772,200
104,000	Meredith Corp.	3,979,040

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
610,000	News Corp., Cl. A	$18,617,200
355,000	News Corp., Cl. B	10,919,800
25,000	The E.W. Scripps Co., Cl. A†	300,750
112,000	The McGraw-Hill Companies Inc.	5,832,960

		40,485,722

	Aerospace and Defense — 2.6%
612,015	BBA Aviation plc	2,394,571
240,000	Exelis Inc.	2,613,600
35,800	Kaman Corp.	1,269,826
3,000	Lockheed Martin Corp.	289,560
20,000	Northrop Grumman Corp.	1,403,000
1,200,000	Rolls-Royce Holdings plc	20,603,837
120,000	The Boeing Co.(a)	10,302,000

		38,876,394

	Business Services — 2.3%
1	Ascent Capital Group Inc., Cl. A†	74
159,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,190,910
33,000	Contax Participacoes SA, Preference	426,228
75,000	Diebold Inc.	2,274,000
4,000	Edenred	130,903
200,000	G4S plc	885,540
18,000	Jardine Matheson Holdings Ltd.	1,171,800
88,000	Landauer Inc.	4,961,440
36,000	MasterCard Inc., Cl. A	19,480,680
10,000	Monster Worldwide Inc.†	50,700
315,000	The Interpublic Group of Companies Inc.	4,104,450
4,000	Visa Inc., Cl. A	679,360

		35,356,085

	Aviation: Parts and Services — 2.0%
316,000	Curtiss-Wright Corp.	10,965,200
275,000	GenCorp Inc.†	3,657,500
85,500	Precision Castparts Corp.	16,212,510

		30,835,210

	Hotels and Gaming — 1.8%
20,000	Accor SA	694,765
70,000	Genting Singapore plc	84,371
8,000	Hyatt Hotels Corp., Cl. A†	345,840
32,000	Interval Leisure Group Inc.	695,680
1,070,000	Ladbrokes plc	3,671,099
51,000	Las Vegas Sands Corp.	2,873,850
3,650,000	Mandarin Oriental International Ltd.	5,913,000
90,000	MGM China Holdings Ltd.	192,463
25,000	MGM Resorts International†	328,750
45,000	Orient-Express Hotels Ltd., Cl. A†	443,700
40,000	Pinnacle Entertainment Inc.†	584,800
186,000	Ryman Hospitality Properties Inc.	8,509,500
34,000	Starwood Hotels & Resorts Worldwide Inc.	2,166,820
200,000	The Hongkong & Shanghai Hotels Ltd.	342,671

Shares		Market Value
2,000	Wynn Resorts Ltd.	$250,320

		27,097,629

	Broadcasting — 1.6%
260,000	CBS Corp., Cl. A, Voting	12,045,800
2,000	Cogeco Inc.	83,378
22,334	Corus Entertainment Inc., Cl. B, OTC	576,441
6,666	Corus Entertainment Inc., Cl. B, Toronto	171,662
30,000	Gray Television Inc.†	140,700
87,000	Liberty Media Corp.†	9,711,810
24,000	LIN TV Corp., Cl. A†	263,760
100,000	Television Broadcasts Ltd.	757,483

		23,751,034

	Specialty Chemicals — 1.5%
9,000	Ashland Inc.	668,700
24,000	E. I. du Pont de Nemours and Co.	1,179,840
420,000	Ferro Corp.†	2,835,000
8,000	FMC Corp.	456,240
33,000	H.B. Fuller Co.	1,289,640
20,000	Huntsman Corp.	371,800
67,000	International Flavors & Fragrances Inc.	5,136,890
253,000	OMNOVA Solutions Inc.†	1,940,510
204,000	Sensient Technologies Corp.	7,974,360
1,000	SGL Carbon SE	39,359
98,000	Zep Inc.	1,470,980

		23,363,319

	Electronics — 1.2%
18,000	Bel Fuse Inc., Cl. A	248,400
20,000	Emerson Electric Co.	1,117,400
4,000	Hitachi Ltd., ADR	231,600
90,000	Intel Corp.	1,966,500
36,342	Koninklijke Philips Electronics NV	1,073,906
45,000	LSI Corp.†	305,100
2,400	Mettler-Toledo International Inc.†	511,728
20,000	Molex Inc., Cl. A	482,400
50,000	TE Connectivity Ltd.	2,096,500
270,000	Texas Instruments Inc.	9,579,600

		17,613,134

	Environmental Services — 0.9%
210,000	Republic Services Inc.	6,930,000
170,000	Waste Management Inc.	6,665,700

		13,595,700

	Computer Software and Services — 0.9%
7,000	Check Point Software Technologies Ltd.†	328,930
20,000	Electronic Arts Inc.†	354,000
27,000	InterXion Holding NV†	653,940
70,000	NCR Corp.†	1,929,200
26,000	Rockwell Automation Inc.	2,245,100
20,000	VeriFone Systems Inc.†	413,600

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
320,000	Yahoo! Inc.†	$7,529,600

		13,454,370

	Wireless Communications — 0.9%
130,000	America Movil SAB de CV, Cl. L, ADR	2,724,800
850,000	Cable & Wireless Communications plc	541,671
7,000	Millicom International Cellular SA, SDR	559,115
1,500	NTT DoCoMo Inc.	2,224,465
54,075	Tim Participacoes SA, ADR	1,183,161
115,000	United States Cellular Corp.†	4,140,000
70,000	Vodafone Group plc, ADR	1,988,700

		13,361,912

	Metals and Mining — 0.9%
44,000	Agnico-Eagle Mines Ltd.	1,805,760
105,000	Alcoa Inc.	894,600
64,000	Barrick Gold Corp.	1,881,600
30,000	Freeport-McMoRan Copper & Gold Inc.	993,000
4,800	Materion Corp.	136,800
50,000	New Hope Corp. Ltd.	206,667
156,000	Newmont Mining Corp.	6,534,840
72,900	Turquoise Hill Resources Ltd.†	463,644
14,000	Vale SA, ADR	242,060

		13,158,971

	Agriculture — 0.8%
254,000	Archer Daniels Midland Co.	8,567,420
20,000	Monsanto Co.	2,112,600
15,000	Syngenta AG, ADR	1,256,250
10,000	The Mosaic Co.	596,100

		12,532,370

	Automotive — 0.6%
25,000	Ford Motor Co.	328,750
120,000	Navistar International Corp.†	4,148,400
81,000	PACCAR Inc.	4,095,360

		8,572,510

	Communications Equipment — 0.5%
65,000	Cisco Systems Inc.	1,359,150
500,000	Corning Inc.	6,665,000

		8,024,150

	Transportation — 0.5%
138,000	GATX Corp.	7,171,860

	Real Estate — 0.4%
55,500	Griffin Land & Nurseries Inc.	1,667,775
190,000	The St. Joe Co.†	4,037,500

		5,705,275

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	451,800

Shares		Market Value
95,971	The Central Europe and Russia Fund Inc.	$3,144,970
75,175	The New Germany Fund Inc.	1,265,947

		4,862,717

	Building and Construction — 0.3%
116,000	Fortune Brands Home & Security Inc.†	4,341,880
23,000	Layne Christensen Co.†	491,740

		4,833,620

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	123,624
34,000	Rayonier Inc.	2,028,780

		2,152,404

	Manufactured Housing and Recreational Vehicles — 0.1%
6,400	Martin Marietta Materials Inc.	652,928
15,000	Nobility Homes Inc.†	81,450
33,000	Skyline Corp.†	197,010

		931,388

	TOTAL COMMON STOCKS	1,497,984,138

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
22,500	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,020,600

	WARRANTS — 0.1%
	Energy and Utilities — 0.1%
136,000	Kinder Morgan Inc., expire 05/25/17†	699,040

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$2,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(d)	2,200,000

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
10,945,000	U.S. Treasury Bills, 0.050% to 0.145%††, 04/18/13 to 09/12/13(e)	10,943,610

	TOTAL INVESTMENTS — 100.0% (Cost $817,966,830)	$1,512,847,388

	Aggregate tax cost	$833,325,107

	Gross unrealized appreciation	$733,278,326
	Gross unrealized depreciation	(53,756,045)

	Net unrealized appreciation/depreciation	$679,522,281

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Number of Contracts		Expiration Date	Unrealized Depreciation
	FUTURES CONTRACTS — SHORT POSITION
260	S & P 500 E-Mini Futures(f)	06/21/13	$(240,365)

(a)	Securities, or a portion thereof, with a value of $45,573,850, were pledged as collateral for futures contracts.
(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $600 or 0.00% of total investments.

(c)

At March 31, 2013, the Fund held an investment in a restricted security amounting to $13,654 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0019
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of the Rule 144A security amounted to $2,200,000 or 0.15% of total investments.

(e)	At March 31, 2013, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
(f)	At March 31, 2013, the Fund had entered into futures contracts and, pledged collateral of $3,000,000 with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	80.2%	$1,213,730,094
Europe	14.9	225,888,349
Latin America	2.8	42,463,409
Japan	1.5	21,854,163
Asia/Pacific	0.6	8,911,373

Total Investments	100.0%	$1,512,847,388

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$ 99,739,957	—	$600	$ 99,740,557
Energy and Utilities	87,702,170	—	0	87,702,170
Other Industries (a)	1,310,541,411	—	—	1,310,541,411
Total Common Stocks	1,497,983,538	—	600	1,497,984,138
Convertible Preferred Stocks (a)	1,020,600	—	—	1,020,600
Warrants (a)	699,040	—	—	699,040
Convertible Corporate Bonds (a)	—	$ 2,200,000	—	2,200,000
U.S. Government Obligations	—	10,943,610	—	10,943,610
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,499,703,178	$13,143,610	$600	$1,512,847,388
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
EQUITY CONTRACTS
Futures Contracts Sold (b)	$ —	$ (240,365)	$ —	$ (240,365)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2013, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at March 31, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$25,514,103
Capital Loss Carryforward Available through 2018	13,356,222

Total Capital Loss Carryforwards	$38,870,325

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Zahid Siddique joined G.research, Inc. in 2005 as a research analyst covering the global industrial and infrastructure sectors. Currently, he continues to specialize in that field and also serves as a portfolio manager of Gabelli Funds, LLC and is a co-manager of the Fund. Prior to joining Gabelli, Mr. Siddique received a B.A. in Mathematics from Hamilton College and a B.S. in Industrial Engineering from Columbia University, where he was recognized by the National Industrial Engineering Honor Society. He holds an MBA from Columbia School of Business.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com
GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman & Chief Executive Officer,	President &
GAMCO Investors, Inc.	Acting Chief Compliance Officer

Anthony J. Colavita	Agnes Mullady
President,	Treasurer & Secretary
Anthony J. Colavita, P.C.
Carter W. Austin
James P. Conn	Vice President
Former Managing Director &
Chief Investment Officer,	Molly A.F. Marion
Financial Security Assurance	Vice President & Ombudsman
Holdings Ltd.
INVESTMENT ADVISER

Frank J. Fahrenkopf, Jr.	Gabelli Funds, LLC
President &	One Corporate Center
Chief Executive Officer,	Rye, New York 10580-1422
American Gaming Association
CUSTODIAN
Arthur V. Ferrara
Former Chairman &	The Bank of New York Mellon
Chief Executive Officer,
Guardian Life Insurance	COUNSEL
Company of America
Willkie Farr & Gallagher LLP

William F. Heitmann	TRANSFER AGENT AND
Former Senior Vice President	REGISTRAR
of Finance,
Verizon Communications, Inc.	Computershare Trust Company, N.A.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GAB Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/28/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/28/2013

*	Print the name and title of each signing officer under his or her signature.